Long-Term Debt (Details) - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Debt Instrument [Line Items]
Less unamortized original issue discount and debt issue costs		$ 7.0	$ 7.8
Long-term debt	$ 243.2	243.0	242.2
Long term debt outstanding		250.0
Revolving Credit Facility
Debt Instrument [Line Items]
Amount outstanding	0.0	0.0	0.0
Revolving credit facility	100.0	100.0	100.0
Debt Issuance Costs, Noncurrent, Net		0.9	1.2
Current borrowing capacity	42.0	60.0
Outstanding letter of credit amount	2.2	0.8
Amount by which the borrowing capacity can be reduced		$ 10.0
Percentage by which the borrowing capacity can be reduced		15.00%
Fixed charge coverage ratio		1
Senior Secured Notes 11.5 Percent Due 2025
Debt Instrument [Line Items]
Principle amount	$ 250.0	$ 250.0	250.0
Debt instrument, stated interest rate (as a percent)	11.50%	11.50%
Long-term debt		$ 243.0	$ 242.2
Long term debt outstanding	$ 243.2